CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 100,385	$ 42,408	$ 1,500	$ 0
Accumulated depreciation of property and equipment	72,684	60,600	33,116	26,655
Debt discount on notes payable		$ 1,102,680	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	131,212,706	99,784,982	82,978,804	55,487,321
Common stock, shares outstanding	131,212,706	99,784,982	82,978,804	55,487,321